Other operating income (Tables)	12 Months Ended
Dec. 31, 2023
Other operating income.
Schedule of components of other operating income

	Year E nded December 31,
	2021	2022	2023
	RMB	RMB	RMB
Government grants	503,685	451,664	495,078
Claims income	175,499	202,649	168,940
Others	245,395	70,519	137,542

Total other operating income	924,579	724,832	801,560